Store Closings	6 Months Ended
Jul. 31, 2012
Store Closings
Store Closings

8. Store Closings

        Management reviews the performance of individual stores to determine whether to renew or extend leases or to close a store at or prior to the lease termination date. Results of operations and estimated closing costs from individual store and warehouse location closings are included in continuing operations. Management also reviews retail operating results at the market level in determining whether to exit and close all store and warehouse locations in a market based on an evaluation of the investment required to improve market results to an acceptable level and the estimated costs to discontinue operations. Each market is an operating segment and, accordingly, operating results of stores and warehouses closed for an entire market and the related loss from closing are reported as discontinued operations. The Company did not exit any markets during Fiscal 2009, Fiscal 2010 or Fiscal 2011.

        Costs associated with location closings:    The Company remains directly liable for future lease obligations for certain closed store and warehouse locations and contingently liable for locations that are assigned to third parties. The Company may enter into sublease agreements with third parties for certain closed locations while retaining the primary lease obligation with landlords. The Company accrues a liability for the estimated future costs to close locations at the time of closing. Such accruals include, as applicable, the difference between future lease obligations and anticipated sublease rentals. Future contingent lease commitments related to assigned and subleased properties and the related future sublease rentals are disclosed in Note 10.

        The change in the estimated liability for location closing costs, which is included in other accrued liabilities, is as follows (amounts in thousands):

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$1,482	$1,714	$153
Increase (decrease) in store closing reserves:
Rent paid	(1,973)	(2,304)	(784)
Sublease income	413	478	512
Closed store additions	1,208	371	650
Adjustments to existing reserves	584	(106)	33

Balance at end of period	$1,714	$153	$564

        The Company revises the estimated liability for location closing costs when new facts and circumstances become available. It is reasonably possible that the Company's actual future costs to sublease or otherwise terminate leases related to closed properties could be different than the estimate as a result of economic conditions outside the control of the Company and that the effects could be material to the Company's consolidated financial statements.